Fixed assets - Fixed assets payables - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fixed assets
Total fixed assets payable	€ 4,534	€ 4,581	€ 4,481	€ 4,640
Non-current fixed assets payables	1,608	1,480	1,370
Current fixed assets payables	€ 2,926	€ 3,101	€ 3,111